Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.05%	0.06%
Expected rates of salary increase	1.75%	2.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.02%	3.85%
Expected rates of salary increase	4.06%	4.42%